                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                        October, 2007
Payment Date                                                                                                11/15/2007
Transaction Month                                                                                                    5

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                  WEIGHTED AVG REMAINING
                                                           DOLLAR AMOUNT      # OF RECEIVABLES        TERM AT CUTOFF
                                                         -----------------   ------------------   ----------------------
Initial Pool Balance                                     $2,224,998,964.25              102,246              56.5 months

                                                           DOLLAR AMOUNT     NOTE INTEREST RATE    LEGAL FINAL MATURITY
                                                         -----------------   ------------------    --------------------
Original Securities:
   Class A-1 Notes                                       $  466,000,000.00             5.34852%            July 15, 2008
   Class A-2a Notes                                      $  300,000,000.00               5.420%           April 15, 2010
   Class A-2b Notes                                      $  287,596,000.00    one-month LIBOR+            April 15, 2010
   Class A-3a Notes                                      $  255,444,000.00               5.400%          August 15, 2011
   Class A-3b Notes                                      $  294,000,000.00    one-month LIBOR+           August 15, 2011
   Class A-4a Notes                                      $  144,330,000.00               5.470%            June 15, 2012
   Class A-4b Notes                                      $  145,000,000.00    one-month LIBOR+             June 15, 2012
   Class B Notes                                         $   59,759,000.00               5.600%         October 15, 2012
   Class C Notes                                         $   39,840,000.00               5.800%        February 15, 2013
   Class D Notes                                         $   39,839,000.00               7.050%        December 15, 2013
                                                         -----------------
   Total                                                 $2,031,808,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                   $ 7,402,567.55

PRINCIPAL:
   Principal Collections                                                                                  $41,104,593.61
   Prepayments in Full                                                                                    $16,599,194.97
   Liquidation Proceeds                                                                                   $ 1,342,510.77
   Recoveries                                                                                             $     5,405.05
                                                                                                          --------------
      SUB TOTAL                                                                                           $59,051,704.40
                                                                                                          --------------
COLLECTIONS                                                                                               $66,454,271.95

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                  $   215,595.92
   Purchase Amounts Related to Interest                                                                   $     1,419.27
                                                                                                          --------------
      SUB TOTAL                                                                                           $   217,015.19

Clean-up Call                                                                                             $         0.00

   Reserve Account Draw Amount                                                                            $         0.00
   Net Swap Receipt - Tranche A-2b                                                                        $         0.00
   Net Swap Receipt - Tranche A-3b                                                                        $         0.00
   Net Swap Receipt - Tranche A-4b                                                                        $         0.00
                                                                                                          --------------
AVAILABLE FUNDS                                                                                           $66,671,287.14

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                        October, 2007
Payment Date                                                                                                11/15/2007
Transaction Month                                                                                                    5

III. DISTRIBUTIONS

                                                                                             CARRYOVER      REMAINING
AVAILABLE FUNDS                             CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                             -----------------   --------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses             $            0.00   $         0.00   $    0.00   $    0.00   $ 66,671,287.14
Indenture Trustee Fees and                  $            0.00   $         0.00   $    0.00   $    0.00   $ 66,671,287.14
Servicing Fee                               $    1,656,002.75   $ 1,656,002.75   $    0.00   $    0.00   $ 65,015,284.39
Net Swap Payment - Tranche A-2b             $       33,243.30   $    33,243.30   $    0.00   $    0.00   $ 64,982,041.09
Net Swap Payment - Tranche A-3b             $       24,020.21   $    24,020.21   $    0.00   $    0.00   $ 64,958,020.88
Net Swap Payment - Tranche A-4b             $       14,182.81   $    14,182.81   $    0.00   $    0.00   $ 64,943,838.07
Swap Termination Payment                    $            0.00   $         0.00   $    0.00   $    0.00   $ 64,943,838.07
Interest - Class A-1 Notes                  $    1,093,751.39   $ 1,093,751.39   $    0.00   $    0.00   $ 63,850,086.68
Interest - Class A-2a Notes                 $    1,355,000.00   $ 1,355,000.00   $    0.00   $    0.00   $ 62,495,086.68
Interest - Class A-2b Notes                 $    1,263,335.33   $ 1,263,335.33   $    0.00   $    0.00   $ 61,231,751.35
Interest - Class A-3a Notes                 $    1,149,498.00   $ 1,149,498.00   $    0.00   $    0.00   $ 60,082,253.35
Interest - Class A-3b Notes                 $    1,296,529.79   $ 1,296,529.79   $    0.00   $    0.00   $ 58,785,723.56
Interest - Class A-4a Notes                 $      657,904.25   $   657,904.25   $    0.00   $    0.00   $ 58,127,819.31
Interest - Class A-4b Notes                 $      641,942.19   $   641,942.19   $    0.00   $    0.00   $ 57,485,877.12
First Priority Principal Payment            $            0.00   $         0.00   $    0.00   $    0.00   $ 57,485,877.12
Interest - Class B Notes                    $      278,875.33   $   278,875.33   $    0.00   $    0.00   $ 57,207,001.79
Second Priority Principal Payment           $            0.00   $         0.00   $    0.00   $    0.00   $ 57,207,001.79
Interest - Class C Notes                    $      192,560.00   $   192,560.00   $    0.00   $    0.00   $ 57,014,441.79
Third Priority Principal Payment            $   33,229,787.60   $33,229,787.60   $    0.00   $    0.00   $ 23,784,654.19
Interest - Class D Notes                    $      234,054.13   $   234,054.13   $    0.00   $    0.00   $ 23,550,600.06
Reserve Account Deposit                     $            0.00   $         0.00   $    0.00   $    0.00   $ 23,550,600.06
Regular Principal Payment                   $  204,249,534.55   $23,550,600.06   $    0.00   $    0.00   $          0.00
Subordinated Swap Termination               $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Additional Trustee Fees and                 $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Residual Released to Depositor              $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
                                                                --------------
TOTAL                                                           $66,671,287.14

                                                                   PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment   $         0.00
                                                                      Second Priority Principal Payment  $         0.00
                                                                      Third Priority Principal Payment   $33,229,787.60
                                                                      Regular Principal Payment          $23,550,600.06
                                                                                                         --------------
                                                                      TOTAL                              $56,780,387.66

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                         ------------------------------   ------------------------------   -------------------------------
                                          PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                             ORIGINAL                         ORIGINAL                          ORIGINAL
                             ACTUAL          BALANCE          ACTUAL          BALANCE           ACTUAL          BALANCE
                         --------------   -------------   -------------   -------------    --------------   --------------
Class A-1 Notes          $56,780,387.66   $      121.85   $1,093,751.39   $        2.35    $57,874,139.05   $       124.19
Class A-2a Notes         $         0.00   $        0.00   $1,355,000.00   $        4.52    $ 1,355,000.00   $         4.52
Class A-2b Notes         $         0.00   $        0.00   $1,263,335.33   $        4.39    $ 1,263,335.33   $         4.39
Class A-3a Notes         $         0.00   $        0.00   $1,149,498.00   $        4.50    $ 1,149,498.00   $         4.50
Class A-3b Notes         $         0.00   $        0.00   $1,296,529.79   $        4.41    $ 1,296,529.79   $         4.41
Class A-4a Notes         $         0.00   $        0.00   $  657,904.25   $        4.56    $   657,904.25   $         4.56
Class A-4b Notes         $         0.00   $        0.00   $  641,942.19   $        4.43    $   641,942.19   $         4.43
Class B Notes            $         0.00   $        0.00   $  278,875.33   $        4.67    $   278,875.33   $         4.67
Class C Notes            $         0.00   $        0.00   $  192,560.00   $        4.83    $   192,560.00   $         4.83
Class D Notes            $         0.00   $        0.00   $  234,054.13   $        5.88    $   234,054.13   $         5.88
                         --------------                   -------------                    --------------
TOTAL                    $56,780,387.66                   $8,163,450.41                    $64,943,838.07

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                        October, 2007
Payment Date                                                                                                11/15/2007
Transaction Month                                                                                                    5

V. NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                   END OF PERIOD
                                                           BALANCE         NOTE FACTOR        BALANCE        NOTE FACTOR
                                                     -------------------   -----------   -----------------   -----------
Class A-1 Notes                                        $  237,479,322.15     0.5096123   $  180,698,934.49     0.3877660
Class A-2a Notes                                       $  300,000,000.00     1.0000000   $  300,000,000.00     1.0000000
Class A-2b Notes                                       $  287,596,000.00     1.0000000   $  287,596,000.00     1.0000000
Class A-3a Notes                                       $  255,444,000.00     1.0000000   $  255,444,000.00     1.0000000
Class A-3b Notes                                       $  294,000,000.00     1.0000000   $  294,000,000.00     1.0000000
Class A-4a Notes                                       $  144,330,000.00     1.0000000   $  144,330,000.00     1.0000000
Class A-4b Notes                                       $  145,000,000.00     1.0000000   $  145,000,000.00     1.0000000
Class B Notes                                          $   59,759,000.00     1.0000000   $   59,759,000.00     1.0000000
Class C Notes                                          $   39,840,000.00     1.0000000   $   39,840,000.00     1.0000000
Class D Notes                                          $   39,839,000.00     1.0000000   $   39,839,000.00     1.0000000
                                                       -----------------     ---------   -----------------     ---------
TOTAL                                                  $1,803,287,322.15     0.8875284   $1,746,506,934.49     0.8595827
POOL INFORMATION
   Weighted Average APR                                                          4.319%                            4.303%
   Weighted Average Remaining Term                                               53.20                             52.35
   Number of Receivables Outstanding                                            92,831                            90,964
   Pool Balance                                                      $1,987,203,303.56                 $1,926,777,826.95
   Adjusted Pool Balance (Pool Balance - YSOC Amount)                $1,783,599,577.25                 $1,730,218,534.55
   Pool Factor                                                               0.8931255                         0.8659680

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                             $   11,124,994.82
Targeted Credit Enhancement Amount                                                                     $   19,267,778.27
Yield Supplement Overcollateralization Amount                                                          $  196,559,292.40
Targeted Overcollateralization Amount                                                                  $  204,702,075.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                             $  180,270,892.46


VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account                                                                              $   11,124,994.82
Reserve Account Deposits Made                                                                                       0.00
Reserve Account Draw Amount                                                                                         0.00
                                                                                                       -----------------
Ending Reserve Account Balance                                                                         $   11,124,994.82
Change in Reserve Account                                                                                          $0.00

Specified Reserve  Balance                                                                             $   11,124,994.82

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                        October, 2007
Payment Date                                                                                                11/15/2007
Transaction Month                                                                                                    5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                        # OF RECEIVABLES        AMOUNT
                                                                                        ----------------     -----------
Realized Loss                                                                                        269   $1,163,581.34
(Recoveries)                                                                                           9   $    5,405.05
                                                                                                           -------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,158,176.29
Cumulative Net Losses Last Collection                                                                      $1,136,764.86
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $2,294,941.15

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.70%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL BALANCE   # OF RECEIVABLES           AMOUNT
                                                               ---------------------   ----------------   --------------
31-60 Days Delinquent                                                           1.03%               880   $19,876,519.51
61-90 Days Delinquent                                                           0.10%                80   $ 1,864,062.80
91-120 Days Delinquent                                                          0.03%                24   $   520,894.18
Over 120 Days Delinquent                                                        0.01%                 8   $   188,106.36
                                                                                -----               ---   --------------

TOTAL DELINQUENT RECEIVABLES                                                    1.17%               992   $22,449,582.85

REPOSSESION INVENTORY:

Repossesed in the Current Collection                                                                 98   $ 2,315,509.66
Total Repossesed Inventory                                                                          119   $ 2,922,564.93

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.2070%
Preceding Collection Period                                                                                      0.3869%
Current Collection Period                                                                                        0.7102%
Three Month Average                                                                                              0.4347%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.0829%
Preceding Collection Period                                                                                      0.1293%
Current Collection Period                                                                                        0.1231%
Three Month Average                                                                                              0.1118%